Condensed Interim Balance Sheets (Parenthetical) - CAD / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Statement of Financial Position [Abstract]
Common stock, no par value	CAD 0	CAD 0	CAD 0
Common stock, authorized	Unlimited	Unlimited	Unlimited
Common stock, issued	10,091,356	9,701,051	9,256,410
Common stock, outstanding	10,091,356	9,701,051	9,256,410